Hedging derivatives - Maturity profile (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) £ / €	Dec. 31, 2020 EUR (€) £ / ¥	Dec. 31, 2020 EUR (€) £ / $	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) ¥ / €	Dec. 31, 2020 EUR (€) ر.س / €	Dec. 31, 2020 EUR (€) S/ / $	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) ¥ / €	Dec. 31, 2020 EUR (€) Kč / €	Dec. 31, 2020 EUR (€) € / £	Dec. 31, 2020 EUR (€) € / $	Dec. 31, 2020 EUR (€) € / $	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) kr / €	Dec. 31, 2020 EUR (€) / €	Dec. 31, 2020 EUR (€) SFr / €	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) $ / $	Dec. 31, 2020 EUR (€) R$ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) zł / €	Dec. 31, 2020 EUR (€) € / $	Dec. 31, 2020 EUR (€) $ / R$	Dec. 31, 2020 EUR (€) kr / €	Dec. 31, 2020 EUR (€) kr / €	Dec. 31, 2020 EUR (€) $ / €	Dec. 31, 2020 EUR (€) £ / $	Dec. 31, 2020 EUR (€) / $	Dec. 31, 2020 EUR (€) R$ / $	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 EUR (€) £ / €	Dec. 31, 2019 EUR (€) £ / ¥	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2019 EUR (€) ¥ / €	Dec. 31, 2019 EUR (€) ر.س / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) ¥ / €	Dec. 31, 2019 EUR (€) Kč / €	Dec. 31, 2019 EUR (€) € / £	Dec. 31, 2019 EUR (€) € / $	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) kr / €	Dec. 31, 2019 EUR (€) / €	Dec. 31, 2019 EUR (€) SFr / €	Dec. 31, 2019 EUR (€) $ / $	Dec. 31, 2019 EUR (€) $ / $	Dec. 31, 2019 EUR (€) R$ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) zł / €	Dec. 31, 2019 EUR (€) د.م. / €	Dec. 31, 2019 EUR (€) € / $	Dec. 31, 2019 EUR (€) $ / R$	Dec. 31, 2019 EUR (€) kr / €	Dec. 31, 2019 EUR (€) kr / €	Dec. 31, 2019 EUR (€) $ / €	Dec. 31, 2019 EUR (€) £ / $	Dec. 31, 2019 EUR (€) / $	Dec. 31, 2018 EUR (€) £ / €	Dec. 31, 2018 EUR (€) £ / ¥	Dec. 31, 2018 EUR (€) £ / $	Dec. 31, 2018 EUR (€) ¥ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) ¥ / €	Dec. 31, 2018 EUR (€) Kč / €	Dec. 31, 2018 EUR (€) € / £	Dec. 31, 2018 EUR (€) € / $	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) SFr / €	Dec. 31, 2018 EUR (€) $ / $	Dec. 31, 2018 EUR (€) $ / $	Dec. 31, 2018 EUR (€) R$ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) zł / €	Dec. 31, 2018 EUR (€) € / $	Dec. 31, 2018 EUR (€) $ / R$	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) kr / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) $ / €	Dec. 31, 2018 EUR (€) £ / $	Dec. 31, 2018 EUR (€) / $	Dec. 31, 2018 EUR (€) R$ / $
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 360,626,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 362,464,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000	€ 318,807,000,000
Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	20,056,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	25,057,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000	28,616,000,000
One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	30,936,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	24,694,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000	25,760,000,000
Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	101,855,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	96,106,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000	51,794,000,000
One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	158,387,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	156,185,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000	150,777,000,000
More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	49,392,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	60,422,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000	61,860,000,000
Fair value hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	199,260,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	202,548,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000	178,719,000,000
Fair value hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	5,816,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000	9,377,000,000
Fair value hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,221,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	14,591,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000	17,989,000,000
Fair value hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	44,897,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	43,236,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000	23,773,000,000
Fair value hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	95,343,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	90,707,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000	78,541,000,000
Fair value hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	37,667,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	48,198,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000	49,039,000,000
Fair value hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	181,582,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	183,586,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000	163,069,000,000
Fair value hedges | Interest rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	104,351,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	110,854,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000	94,288,000,000
Fair value hedges | Interest rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	36,371,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	28,446,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000	36,602,000,000
Fair value hedges | Interest rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	8,057,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	9,394,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000	11,359,000,000
Fair value hedges | Interest rate risk | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,062,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	2,703,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000	427,000,000
Fair value hedges | Interest rate risk | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000	7,620,000,000
Fair value hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,616,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	5,468,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000	8,436,000,000
Fair value hedges | Interest rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 2,704,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 5,118,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000	€ 6,888,000,000
Fair value hedges | Interest rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.69%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.77%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%	0.633%
Fair value hedges | Interest rate risk | Up to one month | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	1.18%	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	(0.41%)	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%	1.513%
Fair value hedges | Interest rate risk | Up to one month | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	1.87%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)	(0.223%)
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 2,073,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000	€ 500,000,000
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	0.647%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	5.30%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.698%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 241,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 159,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000	€ 253,000,000
Fair value hedges | Interest rate risk | Up to one month | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.164%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)	(0.197%)
Fair value hedges | Interest rate risk | Up to one month | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.59%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)	(0.659%)
Fair value hedges | Interest rate risk | Up to one month | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 9,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 6,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Fair value hedges | Interest rate risk | Up to one month | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	5.005%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 430,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 16,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000	€ 668,000,000
Fair value hedges | Interest rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	7.92%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%	9.50%
Fair value hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,667,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 9,055,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000	€ 12,519,000,000
Fair value hedges | Interest rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 8,481,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 6,822,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000	€ 9,403,000,000
Fair value hedges | Interest rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%	0.788%
Fair value hedges | Interest rate risk | One to three months | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	0.29%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%	1.314%
Fair value hedges | Interest rate risk | One to three months | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.72%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	1.54%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%	0.67%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 409,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 106,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000	€ 665,000,000
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	0.551%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	2.41%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 1,394,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000	€ 672,000,000
Fair value hedges | Interest rate risk | One to three months | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.027%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)	(0.125%)
Fair value hedges | Interest rate risk | One to three months | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.547%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.70%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)	(0.696%)
Fair value hedges | Interest rate risk | One to three months | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 140,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000
Fair value hedges | Interest rate risk | One to three months | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One to three months | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	8.475%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%	5.18%
Fair value hedges | Interest rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000	€ 2,045,000,000
Fair value hedges | Interest rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%	6.967%
Fair value hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 39,921,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 37,627,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000	€ 21,987,000,000
Fair value hedges | Interest rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 30,946,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 32,210,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000	€ 16,333,000,000
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%	1.057%
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	3.02%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	2.21%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%	1.337%
Fair value hedges | Interest rate risk | Three months to one year | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	2.89%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%	0.911%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 2,165,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 1,406,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000	€ 425,000,000
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	0.388%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%	2.06%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.031%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,052,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 2,154,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000	€ 3,488,000,000
Fair value hedges | Interest rate risk | Three months to one year | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.009%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.119%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)	(0.036%)
Fair value hedges | Interest rate risk | Three months to one year | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.57%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.63%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)	(0.679%)
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 49,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 174,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	8.42%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%	6.907%
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 3,129,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 606,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Fair value hedges | Interest rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	9.25%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%	6.937%
Fair value hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 90,913,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 86,119,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000	€ 73,817,000,000
Fair value hedges | Interest rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 53,170,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 51,307,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000	€ 44,166,000,000
Fair value hedges | Interest rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%	1.586%
Fair value hedges | Interest rate risk | One year to five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%	2.684%
Fair value hedges | Interest rate risk | One year to five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	2.69%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%	1.085%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 17,430,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 16,707,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000	€ 12,987,000,000
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.375%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	1.43%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	0.79%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%	1.81%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.004%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.12%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%	3.43%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.465%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Fair value hedges | Interest rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 4,744,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 5,669,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000	€ 6,883,000,000
Fair value hedges | Interest rate risk | One year to five years | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.045%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)	(0.065%)
Fair value hedges | Interest rate risk | One year to five years | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.553%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.56%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)	(0.561%)
Fair value hedges | Interest rate risk | One year to five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 48,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 121,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000	€ 80,000,000
Fair value hedges | Interest rate risk | One year to five years | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%	1.465%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	7.126%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%	5.593%
Fair value hedges | Interest rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 4,254,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 6,065,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000	€ 3,529,000,000
Fair value hedges | Interest rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	6.88%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%	10.055%
Fair value hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 35,465,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 45,317,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000	€ 46,310,000,000
Fair value hedges | Interest rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 9,050,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 15,397,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000	€ 17,498,000,000
Fair value hedges | Interest rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.72%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%	2.849%
Fair value hedges | Interest rate risk | More than five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%	2.179%
Fair value hedges | Interest rate risk | More than five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.16%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	4.56%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%	1.261%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 14,294,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 10,219,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000	€ 22,025,000,000
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	4.072%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	6.82%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%	7.08%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	1.927%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%	3.20%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.562%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%	4.11%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.403%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%	1.04%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | JPY
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander, S.A. | RON
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 519,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 18,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000	€ 63,000,000
Fair value hedges | Interest rate risk | More than five years | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.005%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.123%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)	(0.113%)
Fair value hedges | Interest rate risk | More than five years | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 1,954,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 2,262,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Fair value hedges | Interest rate risk | More than five years | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	6.584%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 1,469,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 5,638,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000	€ 1,378,000,000
Fair value hedges | Interest rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	0.04%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%	10.03%
Fair value hedges | Interest rate risk | Equity swap
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 47,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 78,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000	€ 109,000,000
Fair value hedges | Interest rate risk | Equity swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Equity swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000	27,000,000
Fair value hedges | Interest rate risk | Equity swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000	46,000,000
Fair value hedges | Interest rate risk | Equity swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Fair value hedges | Interest rate risk | Equity swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	9,282,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	12,325,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000	7,702,000,000
Fair value hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	430,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	16,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000	668,000,000
Fair value hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000	2,012,000,000
Fair value hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	3,128,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	606,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000
Fair value hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	4,255,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	6,066,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000	2,650,000,000
Fair value hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	1,469,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	5,637,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000	1,391,000,000
Fair value hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	94,713,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	117,439,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000	129,045,000,000
Fair value hedges | Interest rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	3,943,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	734,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000	7,672,000,000
Fair value hedges | Interest rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	3,532,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000	10,213,000,000
Fair value hedges | Interest rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,807,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	24,382,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000	18,423,000,000
Fair value hedges | Interest rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	33,333,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	62,474,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000	60,330,000,000
Fair value hedges | Interest rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	27,826,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	26,317,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000	32,407,000,000
Fair value hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	69,740,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	44,791,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000	19,579,000,000
Fair value hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	1,021,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	4,674,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000	96,000,000
Fair value hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	4,662,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	5,318,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000	267,000,000
Fair value hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	11,241,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	12,085,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000	1,823,000,000
Fair value hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	49,624,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	14,653,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000	6,967,000,000
Fair value hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	3,192,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	8,061,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000	10,426,000,000
Fair value hedges | Interest rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	7,404,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	8,728,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000	4,957,000,000
Fair value hedges | Interest rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	157,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	44,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	194,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	674,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	529,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000	714,000,000
Fair value hedges | Interest rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	3,619,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,819,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000
Fair value hedges | Interest rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	2,764,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	5,142,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000	1,875,000,000
Fair value hedges | Interest rate risk | Swaption
Disclosure of detailed information about hedged items [line items]
Notional amount	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000
Fair value hedges | Interest rate risk | Swaption | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Swaption | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Swaption | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Swaption | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000
Fair value hedges | Interest rate risk | Swaption | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar
Disclosure of detailed information about hedged items [line items]
Notional amount	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Fair value hedges | Interest rate risk | Collar | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Collar | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Fair value hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	330,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000	1,611,000,000
Fair value hedges | Interest rate risk | Floor | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	65,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Floor | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Floor | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate risk | Floor | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	51,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000	1,415,000,000
Fair value hedges | Interest rate risk | Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	160,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000	196,000,000
Fair value hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	9,037,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	10,006,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000
Fair value hedges | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	7,990,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	8,891,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000	2,596,000,000
Fair value hedges | Exchange rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	405,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	609,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000	423,000,000
Fair value hedges | Exchange rate risk | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000
Fair value hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	1,516,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	333,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 833,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	€ 211,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate				36.28140	0.08108	0.04484	0	0	0																													0	0.0416
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander, S.A. | GBP/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander, S.A. | USD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	1.165%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%	747.72%
Fair value hedges | Exchange rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 68,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	€ 118,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	€ 17,000,000	€ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	€ 17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Average exchange rate																		0.01075							0			0	0.10341																				0.01093						0.04382				0.07458	0															0	0									0.07455
Fair value hedges | Exchange rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	€ 614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	€ 614,000,000	614,000,000	€ 614,000,000	€ 614,000,000	€ 614,000,000	614,000,000	614,000,000	614,000,000	614,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	€ 0	0	0	0	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	€ 6,000,000	€ 6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	€ 6,000,000	€ 6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000	6,000,000
Average exchange rate | $ / R$																											0.06260																															0																										0.03247
Fair value hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	€ 4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	€ 4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	€ 1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000
Fair value hedges | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 4,149,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	€ 3,903,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000	1,825,000,000
Average exchange rate				36.03595	0.08102	0.04514	0.03609	0.01609	1.24612																													0.0791	0.0418
Fair value hedges | Exchange rate risk | One to three months | Banco Santander, S.A. | GBP/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.901%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Fair value hedges | Exchange rate risk | One to three months | Banco Santander, S.A. | USD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.171%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Fair value hedges | Exchange rate risk | One to three months | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%	747.90%
Fair value hedges | Exchange rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 88,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	€ 187,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	€ 30,000,000	€ 30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	€ 30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000	30,000,000
Average exchange rate																		0.01072							0			0	0.10426																				0.01096						0.04302				0.07465	0.10687															0	0.01138									0
Fair value hedges | Exchange rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	€ 0	€ 0	€ 0	0	0	0	0	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	€ 1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	€ 1,000,000	1,000,000	1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	1,000,000	1,000,000	1,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	€ 15,000,000	€ 15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	€ 15,000,000	€ 15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000
Average exchange rate | $ / R$																											0																															0.03730																										0.03303
Fair value hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	€ 3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	€ 5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	5,172,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	€ 1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 3,008,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	€ 4,777,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000
Average exchange rate				0	0.07997	0	0	0	0																													0.0801	0
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A. | GBP/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.916%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%	0.87%
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A. | USD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.178%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%	746.70%
Fair value hedges | Exchange rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	€ 304,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	€ 376,000,000	€ 376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	€ 376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000	376,000,000
Average exchange rate																		0.01075							0.01582			0.10075	0																				0						0.04347				0.07458	0															0.09687	0.01127									0.07456
Fair value hedges | Exchange rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	€ 0	€ 0	€ 0	0	0	0	0	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	€ 90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	€ 90,000,000	90,000,000	90,000,000	€ 90,000,000	€ 90,000,000	€ 90,000,000	90,000,000	90,000,000	90,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	€ 36,000,000	€ 36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	€ 36,000,000	€ 36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Average exchange rate | $ / R$																											0																															0.03750																										0.03551
Fair value hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	€ 411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	411,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	€ 172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate				0	0	0	0	0	0																													0	0
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander, S.A. | GBP/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander, S.A. | USD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0
Average exchange rate																		0							0			0	0																				0						0				0	0															0	0									0
Fair value hedges | Exchange rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	€ 0	€ 0	€ 0	0	0	0	0	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	€ 193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	193,000,000	€ 193,000,000	193,000,000	193,000,000	€ 193,000,000	€ 193,000,000	€ 193,000,000	193,000,000	193,000,000	193,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	€ 316,000,000	€ 316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	€ 316,000,000	€ 316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000	316,000,000
Average exchange rate | $ / R$																											0																															0.03830																										0.03642
Fair value hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate				0	0	0	0	0	0																													0	0
Fair value hedges | Exchange rate risk | More than five years | Banco Santander, S.A. | GBP/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | More than five years | Banco Santander, S.A. | USD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | More than five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Exchange rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0
Average exchange rate																		0							0			0	0																				0						0				0	0															0	0									0
Fair value hedges | Exchange rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	€ 0	0	0	0	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	€ 38,000,000	€ 38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	€ 38,000,000	€ 38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000	38,000,000
Average exchange rate | $ / R$																											0																															0																										0.03265
Fair value hedges | Exchange rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	€ 8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	8,422,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	€ 9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	9,722,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	€ 3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000	3,191,000,000
Fair value hedges | Exchange rate risk | Foreign exchange forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	901,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	329,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000	17,000,000
Fair value hedges | Exchange rate risk | Foreign exchange forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,264,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	4,090,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000	1,855,000,000
Fair value hedges | Exchange rate risk | Foreign exchange forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	3,257,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	5,082,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000
Fair value hedges | Exchange rate risk | Foreign exchange forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	221,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000	172,000,000
Fair value hedges | Exchange rate risk | Foreign exchange forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000
Fair value hedges | Exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000	615,000,000
Fair value hedges | Exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount																																		284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000	284,000,000
Fair value hedges | Exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000	4,000,000
Fair value hedges | Exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																		90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000	90,000,000
Fair value hedges | Exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000	190,000,000
Fair value hedges | Exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,434,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	8,698,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000	12,237,000,000
Fair value hedges | Interest rate and exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	1,183,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	2,019,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000	5,687,000,000
Fair value hedges | Interest rate and exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,804,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	4,197,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000	3,656,000,000
Fair value hedges | Interest rate and exchange rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	652,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	748,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000	1,027,000,000
Fair value hedges | Interest rate and exchange rate risk | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,429,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,690,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000	1,332,000,000
Fair value hedges | Interest rate and exchange rate risk | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	367,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000	7,000,000
Fair value hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000	924,000,000
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount																																		€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000	€ 877,000,000
Average exchange rate	0																																		0		0																											0		0.01580
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%	3.615%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000
Average exchange rate				0				0	0	0	0	0	0	0	0	0	0	0	0	0	0																			0	0	0	0	0	0	0	0	0	0	0.000003	0																	0	0	0	0	0	0	0	0		0						0	0
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%	6.13%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																												0																															0																										0	0
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander Consumer Group | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Santander Consumer Group | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 1,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																					0					0					0	0																			0						0.21230					0	0															0					0						0	0
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0																														0
Fair value hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	€ 282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 1,432,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000	€ 3,615,000,000
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount																																		€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 887,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000	€ 2,894,000,000
Average exchange rate	0																																		0		0.01511																											0		0.01332
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.38%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 289,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000	€ 461,000,000
Average exchange rate				0				0	0	0	0.01113	0	0	0	0	0	0	0	0	0	0																			0	0	0	0.011711	0	0	0	0	0	0	0	0																	0	0	0	0.0115	0	0	0	0		0.000003						0	0
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%	6.71%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 249,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000	€ 240,000,000
Average exchange rate																												0																															0.00004																										0.00134	0
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander Consumer Group | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	7.462%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%	0.002%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Santander Consumer Group | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 5,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																					0					0					0	0																			0.13300						0					0	0															0					0						0	0
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	3.93%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0																														0
Fair value hedges | Interest rate and exchange rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	€ 1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 437,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000	€ 639,000,000
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 147,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate	0.01141																																		0		0																											0		0
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	4.64%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 818,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 346,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000	€ 120,000,000
Average exchange rate				34.37200				0	1.13370	0	0	0.000002	0	0	0	0	0	0	0.000003	0.00001	0.00050																			0	1.304700	0	0	0.000003	0.087185	0	0	0	0	0.000003	0																	0	0	0	0	0.000003	0	0	0		0.000003						0	0.00269
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	4.38%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	6.16%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%	7.54%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	2.195%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	8.03%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	5.67%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%	6.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000
Average exchange rate																												0																															0																										0.00134	0.00104
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander Consumer Group | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%	0.003%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Santander Consumer Group | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%	0.008%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 11,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 66,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000	€ 41,000,000
Average exchange rate																					0					0					0	0																			0						0					0	0.04680															0.13920					0						0	0.05059
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%	8.00%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%	2.50%
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000	€ 7,000,000
Average exchange rate																											0																														0
Fair value hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%	4.57%
Fair value hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	€ 4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	4,239,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 3,933,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000	€ 4,503,000,000
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 776,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 394,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000	€ 1,331,000,000
Average exchange rate	0.01170																																		0.01178		0																											0.01183		0.01511
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	1.78%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.52%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%	3.888%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%	2.375%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,621,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,599,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000	€ 2,083,000,000
Average exchange rate				0				0.01499	1.33840	0.25539	0	0	0.00891	0.08782	0.14696	0	0.04727	0.01092	0.000003	0	0																			0.014989	1.324608	0.25407	0	0	0.087820	0.146960	0	0.047271	0.010924	0.000003	0.000520																	0.0150	1.32014	0.25407	0	0	0.08718	0.14696	0		0						0	0
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.849%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%	4.85%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.58%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.568%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.66%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	6.659%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	7.62%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%	9.47%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 652,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 499,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000	€ 448,000,000
Average exchange rate																												0.00006																															0.00006																										0.00134	0
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander Consumer Group | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.454%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	7.443%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%	0.004%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Santander Consumer Group | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 559,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000	€ 282,000,000
Average exchange rate																					0					0					0	0																			0.13300						0.20992					0.25196	0															0.13920					0.20470						0.24870	0.05059
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.076%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%	2.42%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	2.46%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%	3.98%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 367,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0.06260																														0
Fair value hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	€ 2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	2,202,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,881,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000	€ 2,556,000,000
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 260,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 738,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000	€ 585,000,000
Average exchange rate	0.01167																																		0.01160		0																											0.01168		0
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander UK | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	3.56%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%	3.923%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander UK | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%	7.95%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 1,083,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 949,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000	€ 951,000,000
Average exchange rate				0				0.01508	1.25883	0	0	0	0	0	0	0.09606	0	0.01105	0.000003	0	0																			0.01508	1.258830	0.26030	0	0	0	0	0.096060	0		0.000003	0																	0.0150	1.25883	0.26030	0	0	0	0	0.09606		0.000003						0	0
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | AUD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.66%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%	4.80%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | CZK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | EUR/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | RON/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | HKD/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | JPY/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.281%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | NOK/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.605%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%	3.61%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | CHF/EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.243%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | USD/COP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.231%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	7.22%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | COP/USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A. | USD/CLP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																												0																															0																										0	0
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander Consumer Group | DKK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Santander Consumer Group | SEK
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																																																0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 859,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,195,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000	€ 1,009,000,000
Average exchange rate																					0					0					0	0																			0.19278						0.21755					0	0.04680															0.18390					0.21890						0.25310	0.05059
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	3.012%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%	2.75%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	7.077%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0																														0
Fair value hedges | Interest rate and exchange rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate																																		0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	€ 426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	426,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 869,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000	€ 3,022,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000	445,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000	1,462,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000	35,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	869,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000	710,000,000
Fair value hedges | Interest rate and exchange rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	56,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000	370,000,000
Fair value hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	304,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	277,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Fair value hedges | Interest rate and exchange rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	262,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	21,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Interest rate and exchange rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	42,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	256,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000	20,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,704,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	7,552,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000	9,195,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	15,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000	479,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	1,432,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000	2,153,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	1,711,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	437,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000	604,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,607,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,043,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000	3,793,000,000
Fair value hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,104,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,625,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000	2,166,000,000
Fair value hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000
Fair value hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000	168,000,000
Fair value hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000
Fair value hedges | Inflation risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000	64,000,000
Fair value hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000
Fair value hedges | Inflation risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Inflation risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000	104,000,000
Fair value hedges | Credit risk
Disclosure of detailed information about hedged items [line items]
Notional amount	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000
Fair value hedges | Credit risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	257,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000
Fair value hedges | Credit risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Fair value hedges | Credit risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Fair value hedges | Credit risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Fair value hedges | Credit risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Fair value hedges | Credit risk | CDS
Disclosure of detailed information about hedged items [line items]
Notional amount	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	207,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	258,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000	54,000,000
Fair value hedges | Credit risk | CDS | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | CDS | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | CDS | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Fair value hedges | Credit risk | CDS | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	191,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	244,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Fair value hedges | Credit risk | CDS | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Cash flow hedges
Disclosure of detailed information about hedged items [line items]
Notional amount	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	139,156,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	135,439,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000	118,400,000,000
Cash flow hedges | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	10,489,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	16,506,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000	18,684,000,000
Cash flow hedges | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	11,629,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	5,912,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000	6,994,000,000
Cash flow hedges | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	44,127,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	38,678,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000	16,954,000,000
Cash flow hedges | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	61,186,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,119,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000	62,947,000,000
Cash flow hedges | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	11,725,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,224,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000	12,821,000,000
Cash flow hedges | Interest rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	74,731,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	55,810,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000	39,165,000,000
Cash flow hedges | Interest rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	13,863,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,729,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000	7,608,000,000
Cash flow hedges | Interest rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	35,443,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	18,861,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000	8,092,000,000
Cash flow hedges | Interest rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	2,289,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	1,147,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000	920,000,000
Cash flow hedges | Interest rate risk | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	463,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	533,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000
Cash flow hedges | Interest rate risk | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	772,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000	10,023,000,000
Cash flow hedges | Interest rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	6,019,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	13,023,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000	2,079,000,000
Cash flow hedges | Interest rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 3,164,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 11,626,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000	€ 1,942,000,000
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%																															0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 71,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 54,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000	€ 85,000,000
Cash flow hedges | Interest rate risk | Up to one month | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.135%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000	€ 3,877,000,000
Cash flow hedges | Interest rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Cash flow hedges | Interest rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 6,707,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,179,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000	€ 2,984,000,000
Cash flow hedges | Interest rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 999,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 398,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000	€ 1,917,000,000
Cash flow hedges | Interest rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.46%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.76%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%	0.726%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 5,000,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | One to three months | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)	(0.258%)																															0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 125,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 152,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000	€ 99,000,000
Cash flow hedges | Interest rate risk | One to three months | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.172%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | One to three months | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000	€ 2,997,000,000
Cash flow hedges | Interest rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Cash flow hedges | Interest rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 33,070,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 13,011,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000	€ 7,530,000,000
Cash flow hedges | Interest rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 2,815,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 1,253,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000	€ 2,225,000,000
Cash flow hedges | Interest rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.57%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%	0.733%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 23,000,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 1,792,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)	(0.2498%)																															0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 612,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 379,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000	€ 313,000,000
Cash flow hedges | Interest rate risk | Three months to one year | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.175%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 164,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000	€ 3,030,000,000
Cash flow hedges | Interest rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Cash flow hedges | Interest rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,959,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,332,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000	€ 26,020,000,000
Cash flow hedges | Interest rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 8,869,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 5,490,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000	€ 3,466,000,000
Cash flow hedges | Interest rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.45%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%	1.334%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 4,279,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 5,443,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000	€ 6,130,000,000
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)	(0.2359%)																															0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Cash flow hedges | Interest rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 1,481,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 562,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000	€ 423,000,000
Cash flow hedges | Interest rate risk | One year to five years | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.181%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.212%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%	0.183%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 299,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 533,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000	€ 178,000,000
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.20%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.182%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%	7.258%
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 772,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000	€ 119,000,000
Cash flow hedges | Interest rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	4.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%	6.50%
Cash flow hedges | Interest rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,976,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 1,265,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000	€ 552,000,000
Cash flow hedges | Interest rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 1,180,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 588,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000	€ 20,000,000
Cash flow hedges | Interest rate risk | More than five years | Banco Santander, S.A. | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%																															0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Cash flow hedges | Interest rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | More than five years | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | More than five years | Banco Santander S.A. (Mexico) | Mexican peso
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Cash flow hedges | Interest rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000	€ 3,640,000,000																															€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000	€ 985,000,000
Cash flow hedges | Interest rate risk | Foreign exchange forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0																															49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000	49,000,000
Cash flow hedges | Interest rate risk | Foreign exchange forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0																															377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000	377,000,000
Cash flow hedges | Interest rate risk | Foreign exchange forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0																															559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000	559,000,000
Cash flow hedges | Interest rate risk | Foreign exchange forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000	3,640,000,000																															0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Foreign exchange forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0																															0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	46,547,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	€ 771,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000
Cash flow hedges | Interest rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	806,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000
Cash flow hedges | Interest rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	4,626,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	29,511,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	11,219,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	771,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000	125,000,000
Cash flow hedges | Interest rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	21,492,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000	33,956,000,000
Cash flow hedges | Interest rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																		460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	460,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000	2,028,000,000
Cash flow hedges | Interest rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	864,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000	2,161,000,000
Cash flow hedges | Interest rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																		7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	7,441,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000	5,957,000,000
Cash flow hedges | Interest rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	12,585,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000	23,593,000,000
Cash flow hedges | Interest rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	142,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000	217,000,000
Cash flow hedges | Interest rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	12,123,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000	6,164,000,000
Cash flow hedges | Interest rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	1,502,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000	398,000,000
Cash flow hedges | Interest rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,550,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000	1,253,000,000
Cash flow hedges | Interest rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	7,890,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000	3,925,000,000
Cash flow hedges | Interest rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	1,181,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000	588,000,000
Cash flow hedges | Interest rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,057,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,345,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000	2,350,000,000
Cash flow hedges | Interest rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	259,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	253,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	354,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000	446,000,000
Cash flow hedges | Interest rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	338,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000	839,000,000
Cash flow hedges | Interest rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	1,056,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	966,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000	730,000,000
Cash flow hedges | Interest rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	535,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000	335,000,000
Cash flow hedges | Interest rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	2,872,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	3,383,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000	1,747,000,000
Cash flow hedges | Interest rate risk | Floor | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Floor | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	326,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	178,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Floor | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	1,671,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000	175,000,000
Cash flow hedges | Interest rate risk | Floor | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	2,315,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000	1,572,000,000
Cash flow hedges | Interest rate risk | Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate risk | Futures
Disclosure of detailed information about hedged items [line items]
Notional amount	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	7,492,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000	21,655,000,000
Cash flow hedges | Interest rate risk | Futures | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	5,213,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000	12,304,000,000
Cash flow hedges | Interest rate risk | Futures | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000	385,000,000
Cash flow hedges | Interest rate risk | Futures | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000	3,196,000,000
Cash flow hedges | Interest rate risk | Futures | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	2,279,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000	5,770,000,000
Cash flow hedges | Interest rate risk | Futures | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	23,483,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	31,803,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000	38,457,000,000
Cash flow hedges | Exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	17,737,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	15,322,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000	17,673,000,000
Cash flow hedges | Exchange rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,078,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	1,318,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000	4,325,000,000
Cash flow hedges | Exchange rate risk | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	2,745,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000	3,786,000,000
Cash flow hedges | Exchange rate risk | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000	272,000,000
Cash flow hedges | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	2,300,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000	16,166,000,000
Cash flow hedges | Exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,602,000,000	€ 1,602,000,000	€ 1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,602,000,000	1,395,000,000	€ 1,395,000,000	€ 1,395,000,000	€ 1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	1,395,000,000	€ 4,378,000,000	€ 4,378,000,000	€ 4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000	4,378,000,000
Average exchange rate	0	0	0.01293																																0	0	0.01286																											0	0	0.01304
Cash flow hedges | Exchange rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,000,000	€ 11,000,000	€ 11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	€ 11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	€ 11,000,000	11,000,000	€ 11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	11,000,000	€ 11,000,000	11,000,000	11,000,000	11,000,000	14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	14,000,000	14,000,000	14,000,000	€ 14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	€ 14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	€ 14,000,000	€ 14,000,000	€ 14,000,000	14,000,000	14,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000	339,000,000	339,000,000	€ 339,000,000	339,000,000	339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	€ 339,000,000	339,000,000	339,000,000	339,000,000
Average exchange rate									0							0		0												1.51400											0								0										0	0	0.01539								0						0.00108	0.00896						0			0.00134	0.00101	0.00654	0
Cash flow hedges | Exchange rate risk | Up to one month | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	€ 132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	€ 132,000,000	132,000,000	€ 132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	132,000,000	€ 132,000,000	132,000,000	132,000,000	€ 132,000,000	€ 890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	€ 890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	€ 890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	890,000,000	€ 890,000,000	€ 890,000,000	€ 890,000,000	890,000,000	890,000,000
Average exchange rate																																	0	0.03550
Cash flow hedges | Exchange rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	€ 0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0
Average exchange rate | $ / R$																											0																															0																										0
Cash flow hedges | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	€ 2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	€ 2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	2,572,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	€ 3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000
Cash flow hedges | Exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,244,000,000	€ 2,244,000,000	€ 2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,244,000,000	2,491,000,000	€ 2,491,000,000	€ 2,491,000,000	€ 2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	2,491,000,000	€ 2,853,000,000	€ 2,853,000,000	€ 2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000	2,853,000,000
Average exchange rate	0	1.37977	0.01316																																0.01144	1.45928	0.01252																											0	1.47215	0.01307
Cash flow hedges | Exchange rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 92,000,000	€ 92,000,000	€ 92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	€ 92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	€ 92,000,000	92,000,000	€ 92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	92,000,000	€ 92,000,000	92,000,000	92,000,000	92,000,000	25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	25,000,000	25,000,000	25,000,000	€ 25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	€ 25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	25,000,000	€ 25,000,000	€ 25,000,000	€ 25,000,000	25,000,000	25,000,000	€ 557,000,000	€ 557,000,000	€ 557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000	557,000,000	557,000,000	€ 557,000,000	557,000,000	557,000,000	€ 557,000,000	€ 557,000,000	€ 557,000,000	€ 557,000,000	557,000,000	557,000,000	557,000,000
Average exchange rate									0							0		0.01084												0											0								0										0	0	0.01500								0						0.00108	0.00859						0			0.00134	0.00098	0.00658	0
Cash flow hedges | Exchange rate risk | One to three months | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	0	0
Average exchange rate																																	0	0
Cash flow hedges | Exchange rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	€ 8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	€ 8,000,000	8,000,000	8,000,000	8,000,000
Average exchange rate | $ / R$																											0																															0																										0.03716
Cash flow hedges | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	€ 4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	4,616,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	€ 14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	14,324,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	€ 5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000	5,896,000,000
Cash flow hedges | Exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,317,000,000	€ 4,317,000,000	€ 4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,317,000,000	4,417,000,000	€ 4,417,000,000	€ 4,417,000,000	€ 4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	4,417,000,000	€ 3,310,000,000	€ 3,310,000,000	€ 3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000	3,310,000,000
Average exchange rate	0	1.35607	0.01323																																0.01117	1.43086	0.01293																											0.01280	1.46372	0.01310
Cash flow hedges | Exchange rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 112,000,000	€ 112,000,000	€ 112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	€ 112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	€ 112,000,000	112,000,000	€ 112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	112,000,000	€ 112,000,000	112,000,000	112,000,000	112,000,000	254,000,000	€ 254,000,000	€ 254,000,000	€ 254,000,000	254,000,000	254,000,000	254,000,000	€ 254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	€ 254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	254,000,000	€ 254,000,000	€ 254,000,000	€ 254,000,000	254,000,000	254,000,000	€ 2,368,000,000	€ 2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	€ 2,368,000,000	€ 2,368,000,000	€ 2,368,000,000	€ 2,368,000,000	2,368,000,000	2,368,000,000	2,368,000,000
Average exchange rate									1.16990							0		0.01116												0.01501											1.31960								0.01094										0.07474	0.10461	0.01528								0.00008						0.00108	0.00870						0.00234			0.00134	0.00099	0.00652	0.00897
Cash flow hedges | Exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	€ 100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	€ 100,000,000	100,000,000	€ 100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	100,000,000	€ 100,000,000	100,000,000	100,000,000	€ 100,000,000	€ 103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	€ 103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	€ 103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	103,000,000	103,000,000
Average exchange rate																																	0.117	0.04320
Cash flow hedges | Exchange rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	€ 9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	€ 26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	€ 26,000,000	€ 26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	26,000,000	€ 26,000,000	26,000,000	€ 26,000,000	€ 26,000,000	€ 26,000,000	€ 26,000,000	€ 26,000,000	26,000,000	26,000,000	26,000,000
Average exchange rate | $ / R$																											0																															0.04570																										0.03648
Cash flow hedges | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	€ 13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	13,071,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	€ 11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,753,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	€ 11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000	11,984,000,000
Cash flow hedges | Exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 8,328,000,000	€ 8,328,000,000	€ 8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	8,328,000,000	7,019,000,000	€ 7,019,000,000	€ 7,019,000,000	€ 7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	7,019,000,000	€ 7,132,000,000	€ 7,132,000,000	€ 7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000	7,132,000,000
Average exchange rate	0.01163	1.32271	0.01304																																0.01153	1.40815	0.01299																											0.01135	1.45319	0.01305
Cash flow hedges | Exchange rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 815,000,000	€ 815,000,000	€ 815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	€ 815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	€ 815,000,000	815,000,000	€ 815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	815,000,000	€ 815,000,000	815,000,000	815,000,000	815,000,000	953,000,000	€ 953,000,000	€ 953,000,000	€ 953,000,000	953,000,000	953,000,000	953,000,000	€ 953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	€ 953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	953,000,000	€ 953,000,000	€ 953,000,000	€ 953,000,000	953,000,000	953,000,000	€ 1,061,000,000	€ 1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	€ 1,061,000,000	€ 1,061,000,000	€ 1,061,000,000	€ 1,061,000,000	1,061,000,000	1,061,000,000	1,061,000,000
Average exchange rate									1.25071							0		0.01123												0.01525											1.23116								0.01121										0	0.10529	0.01491								0.00008						0.00108	0.00900						0.00233			0	0.00099	0.00656	0
Cash flow hedges | Exchange rate risk | One year to five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	€ 2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	€ 2,513,000,000	2,513,000,000	€ 2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	2,513,000,000	€ 2,513,000,000	2,513,000,000	2,513,000,000	€ 2,513,000,000	€ 2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	€ 2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	€ 2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	2,793,000,000	€ 2,793,000,000	€ 2,793,000,000	€ 2,793,000,000	2,793,000,000	2,793,000,000
Average exchange rate																																	0.126	0.05210
Cash flow hedges | Exchange rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	€ 499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	€ 499,000,000	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	€ 0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0
Average exchange rate | $ / R$																											0.06260																															0																										0
Cash flow hedges | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	€ 1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	€ 854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	€ 933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000
Cash flow hedges | Exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,246,000,000	€ 1,246,000,000	€ 1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	1,246,000,000	0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate	0.01179	0	0																																0	0	0																											0	0	0
Cash flow hedges | Exchange rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 48,000,000	€ 48,000,000	€ 48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	€ 48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	€ 48,000,000	48,000,000	€ 48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	€ 48,000,000	48,000,000	48,000,000	48,000,000	72,000,000	€ 72,000,000	€ 72,000,000	€ 72,000,000	72,000,000	72,000,000	72,000,000	€ 72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	€ 72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	72,000,000	€ 72,000,000	€ 72,000,000	€ 72,000,000	72,000,000	72,000,000	€ 0	€ 0	€ 0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0
Average exchange rate									0							0.10590		0												0											0								0										0	0.10456	0								0						0	0						0			0	0	0	0
Cash flow hedges | Exchange rate risk | More than five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	€ 0	€ 0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	0	0
Average exchange rate																																	0	0
Cash flow hedges | Exchange rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	238,000,000	238,000,000	238,000,000	238,000,000	238,000,000	€ 238,000,000	238,000,000	238,000,000	238,000,000	238,000,000	238,000,000	€ 238,000,000	€ 238,000,000	238,000,000	238,000,000	238,000,000	238,000,000	238,000,000	€ 238,000,000	238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	€ 238,000,000	238,000,000	238,000,000	238,000,000
Average exchange rate | $ / R$																											0																															0																										0.03135
Cash flow hedges | Exchange rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	€ 9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	9,151,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	€ 10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	10,595,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	€ 3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000	3,283,000,000
Cash flow hedges | Exchange rate risk | Foreign exchange forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	1,532,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	2,173,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000	1,423,000,000
Cash flow hedges | Exchange rate risk | Foreign exchange forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	2,243,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	1,746,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Foreign exchange forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,040,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	3,404,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000	47,000,000
Cash flow hedges | Exchange rate risk | Foreign exchange forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	2,336,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	3,272,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000	1,813,000,000
Cash flow hedges | Exchange rate risk | Foreign exchange forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate
Disclosure of detailed information about hedged items [line items]
Notional amount	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000
Cash flow hedges | Exchange rate risk | Future interest rate | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000	4,946,000,000
Cash flow hedges | Exchange rate risk | Future interest rate | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	9,290,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	499,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future interest rate | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000
Cash flow hedges | Exchange rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	408,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	888,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000	1,055,000,000
Cash flow hedges | Exchange rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	13,425,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	11,030,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000	23,904,000,000
Cash flow hedges | Exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	214,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	127,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000	4,842,000,000
Cash flow hedges | Exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	93,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	826,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000	3,478,000,000
Cash flow hedges | Exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,576,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	1,630,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000	5,535,000,000
Cash flow hedges | Exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	9,828,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	7,593,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000	9,116,000,000
Cash flow hedges | Exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	1,714,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	854,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000	933,000,000
Cash flow hedges | Exchange rate risk | Floor
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000
Cash flow hedges | Exchange rate risk | Floor | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Floor | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Floor | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000	314,000,000
Cash flow hedges | Exchange rate risk | Floor | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Floor | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Deposits borrowed
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000	4,955,000,000
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Exchange rate risk | Future FX and c/v term FV | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	27,021,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	38,938,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000	34,383,000,000
Cash flow hedges | Interest rate and exchange rate risk | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	20,096,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	30,960,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000	33,642,000,000
Cash flow hedges | Interest rate and exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,697,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000	4,970,000,000
Cash flow hedges | Interest rate and exchange rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,696,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000	1,782,000,000
Cash flow hedges | Interest rate and exchange rate risk | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	141,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	549,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000	4,337,000,000
Cash flow hedges | Interest rate and exchange rate risk | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	231,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000	389,000,000
Cash flow hedges | Interest rate and exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,691,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 1,630,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 954,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate	0		0.01465																																0.01274		0																											0		0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.01%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	2.49%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate								0	0		0		0				0	0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 60,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000	€ 130,000,000
Average exchange rate									0							0		0										0	0.10302	0											0						0		0										0.07468	0.10415	0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 2,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000	€ 1,415,000,000
Average exchange rate																					0					0					0																				0						0					0	0															0.18729					0						0		0.05863
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0																														0
Cash flow hedges | Interest rate and exchange rate risk | Up to one month | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 972,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	€ 308,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	€ 8,000,000	8,000,000	€ 8,000,000
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate	0		0																																0		0																											0		0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate								0	0		0		0				0	0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 510,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000	€ 175,000,000
Average exchange rate									0							0		0.01088										0.07456	0.10556												0						0.09241		0.01085										0.07466	0.10362	0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 133,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000	€ 44,000,000
Average exchange rate																					0					0					0																				0						0					0	0															0.20289					0						0		0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%	7.93%
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0																														0
Cash flow hedges | Interest rate and exchange rate risk | One to three months | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 5,634,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	€ 9,221,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	€ 2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	€ 2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	2,921,000,000	€ 2,921,000,000	2,921,000,000	€ 2,921,000,000
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 3,858,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 7,626,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000	€ 2,859,000,000
Average exchange rate	0.01354		0																																0.01169		0.01536																											0.01252		0.01633
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	3.18%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%	2.34%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 1,247,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000	€ 353,000,000
Average exchange rate								0	0		0.01080		0				0	0
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 700,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000	€ 1,025,000,000
Average exchange rate									0							0		0										0.07473	0.10381	0											0						0.09082		0.01090										0.07460	0.10448	0
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 163,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000	€ 56,000,000
Average exchange rate																					0					0					0																				0.16220						0					0.23130	0															0.17918					0.16679						0		0.05732
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%	1.083%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%	2.628%
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 231,000,000	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0.06260																														0
Cash flow hedges | Interest rate and exchange rate risk | Three months to one year | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 15,687,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	€ 20,782,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	€ 21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	€ 21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	21,930,000,000	€ 21,930,000,000	21,930,000,000	€ 21,930,000,000
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 11,816,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 15,089,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000	€ 21,288,000,000
Average exchange rate	0.01253		0.01609																																0.01311		0.01581																											0.01271		0.01545
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.48%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.87%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%	2.66%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 3,242,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000	€ 4,410,000,000
Average exchange rate								0.01625	1.20568		0.01102		0.00882				0.04810	0
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 426,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000	€ 452,000,000
Average exchange rate									0.04287							0.09281		0.01089										0	0.10446	0											0.04287						0.09281		0.01089										0.07457	0.10318	0
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%	0.41%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.15%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%	0.33%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 104,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000	€ 2,719,000,000
Average exchange rate																					0					0.192					0.260																				0.12725						0					0.25196	0															0.16443					0.18932						0.23127		0.05736
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.80%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%	6.75%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%	3.441%
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000	€ 389,000,000
Average exchange rate																											0																														0.04570
Cash flow hedges | Interest rate and exchange rate risk | One year to five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 3,037,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	€ 7,541,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	€ 9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	€ 9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	9,524,000,000	€ 9,524,000,000	9,524,000,000	€ 9,524,000,000
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander UK
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 2,792,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 7,291,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000	€ 9,495,000,000
Average exchange rate	0.01197		0.01381																																0.01209		0.01450																											0.01217		0.01511
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander UK | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.96%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%	2.90%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 208,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000	€ 207,000,000
Average exchange rate								0	0		0		0				0	0.01102
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate									0							0		0										0	0	0											0						0		0										0	0	0
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander Consumer Group | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Santander Consumer Group | CHF
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico)
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 37,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 43,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000	€ 103,000,000
Average exchange rate																					0.182					0					0																				0.18227						0					0	0															0.18508					0.18688						0.25947		0
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | GBP
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | EUR
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%	0.151%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander S.A. (Mexico) | USD
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.10%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%	4.125%
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Average exchange rate																											0																														0
Cash flow hedges | Interest rate and exchange rate risk | More than five years | Banco Santander (Brasil) S.A. and Other Group Companies in Brazil | BRL
Disclosure of detailed information about hedged items [line items]
Average fixed interest rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 5,218,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	€ 7,347,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	€ 12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	€ 12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	12,572,000,000	€ 12,572,000,000	12,572,000,000	€ 12,572,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	816,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	981,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	1,917,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000	898,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,402,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	2,880,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000	8,456,000,000
Cash flow hedges | Interest rate and exchange rate risk | Interest rate swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	1,019,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	2,550,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000	3,210,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000	4,547,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000	1,751,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,121,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000	2,796,000,000
Cash flow hedges | Interest rate and exchange rate risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	19,682,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	27,044,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000	21,811,000,000
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	875,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	1,086,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	972,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	308,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	4,653,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	5,553,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000	2,023,000,000
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	11,164,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	15,106,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000	13,474,000,000
Cash flow hedges | Interest rate and exchange rate risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	2,018,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	4,991,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000	6,314,000,000
Cash flow hedges | Inflation risk
Disclosure of detailed information about hedged items [line items]
Notional amount	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	13,907,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	8,830,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000	6,318,000,000
Cash flow hedges | Inflation risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	1,033,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000
Cash flow hedges | Inflation risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	1,614,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	853,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000	524,000,000
Cash flow hedges | Inflation risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	807,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	2,114,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000	566,000,000
Cash flow hedges | Inflation risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	5,456,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	3,204,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000	2,977,000,000
Cash flow hedges | Inflation risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000
Cash flow hedges | Inflation risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	3,701,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	2,230,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000	414,000,000
Cash flow hedges | Inflation risk | Foreign exchange forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Foreign exchange forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	1,433,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	117,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000	121,000,000
Cash flow hedges | Inflation risk | Foreign exchange forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	578,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	1,205,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000	156,000,000
Cash flow hedges | Inflation risk | Foreign exchange forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	690,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	908,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000	137,000,000
Cash flow hedges | Inflation risk | Foreign exchange forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Call money swap
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000
Cash flow hedges | Inflation risk | Call money swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount
Cash flow hedges | Inflation risk | Call money swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Call money swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Call money swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000	89,000,000
Cash flow hedges | Inflation risk | Call money swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Inflation risk | Currency swap
Disclosure of detailed information about hedged items [line items]
Notional amount	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	10,206,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	6,511,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000	5,904,000,000
Cash flow hedges | Inflation risk | Currency swap | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	33,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	97,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000	439,000,000
Cash flow hedges | Inflation risk | Currency swap | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	736,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000	403,000,000
Cash flow hedges | Inflation risk | Currency swap | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	229,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	909,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000	410,000,000
Cash flow hedges | Inflation risk | Currency swap | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	4,766,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,207,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000	2,840,000,000
Cash flow hedges | Inflation risk | Currency swap | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	4,997,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	2,562,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000	1,812,000,000
Cash flow hedges | Equity risk
Disclosure of detailed information about hedged items [line items]
Notional amount	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000
Cash flow hedges | Equity risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000
Cash flow hedges | Equity risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Cash flow hedges | Equity risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Option
Disclosure of detailed information about hedged items [line items]
Notional amount	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	14,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	58,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000	77,000,000
Cash flow hedges | Equity risk | Option | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Option | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Equity risk | Option | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	8,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000	41,000,000
Cash flow hedges | Equity risk | Option | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	13,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	48,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000	36,000,000
Cash flow hedges | Equity risk | Option | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	2,000,000	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Cash flow hedges | Other risk | Future FX and c/v term RF
Disclosure of detailed information about hedged items [line items]
Notional amount																																																																0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations
Disclosure of detailed information about hedged items [line items]
Notional amount	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000
Hedges of net investment in foreign operations | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																		23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	23,384,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000	20,746,000,000
Hedges of net investment in foreign operations | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000
Hedges of net investment in foreign operations | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																		2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	€ 2,592,000,000	€ 2,592,000,000	€ 2,592,000,000	€ 2,592,000,000	€ 2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	2,592,000,000	€ 373,000,000	373,000,000	373,000,000	€ 373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	€ 373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	€ 373,000,000	€ 373,000,000	€ 373,000,000	€ 373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000	373,000,000
Average exchange rate																																			0.0089											0.2349						0.0459	8.2213	0	0.0437	0								0			0							0.2298					0.0446	0	0	0
Hedges of net investment in foreign operations | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	4,191,000,000	€ 4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	€ 4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	€ 4,191,000,000	€ 4,191,000,000	€ 4,191,000,000	€ 4,191,000,000	€ 4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	€ 777,000,000	777,000,000	777,000,000	€ 777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	€ 777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	€ 777,000,000	€ 777,000,000	€ 777,000,000	€ 777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000
Hedges of net investment in foreign operations | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																		3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	€ 3,838,000,000	€ 3,838,000,000	€ 3,838,000,000	€ 3,838,000,000	€ 3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	3,838,000,000	€ 497,000,000	497,000,000	497,000,000	€ 497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	€ 497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	€ 497,000,000	€ 497,000,000	€ 497,000,000	€ 497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000	497,000,000
Average exchange rate																																			0.0091											0.2310						0.0474	8.2232	0	0.0438	0.1077								0.0091			0							0					0	7.6601	37.2801	0
Hedges of net investment in foreign operations | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	14,192,000,000	€ 14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	€ 14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	€ 14,192,000,000	€ 14,192,000,000	€ 14,192,000,000	€ 14,192,000,000	€ 14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	€ 11,067,000,000	11,067,000,000	11,067,000,000	€ 11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	€ 11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	€ 11,067,000,000	€ 11,067,000,000	€ 11,067,000,000	€ 11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000
Hedges of net investment in foreign operations | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																		13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	€ 13,595,000,000	€ 13,595,000,000	€ 13,595,000,000	€ 13,595,000,000	€ 13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	13,595,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	€ 10,587,000,000	€ 10,587,000,000	€ 10,587,000,000	€ 10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000	10,587,000,000
Average exchange rate																																			0.0094											0.2327						0.0474	8.1164	38.2861	0.0439	0.1087								0.0089			0.0814							0.2451					0.0446	7.6825	36.858	0.0438
Hedges of net investment in foreign operations | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	€ 9,289,000,000	€ 9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Hedges of net investment in foreign operations | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																		3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	€ 9,289,000,000	€ 9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Average exchange rate																																			0											0						0.0488	8.2436	0	0	0								0			0							0.245					0.0473	7.951	0	0.0426
Hedges of net investment in foreign operations | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount																																		0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	€ 0	0	0	0	0	0	0	€ 0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0
Average exchange rate																																			0											0						0	0	0	0	0								0			0							0					0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk
Disclosure of detailed information about hedged items [line items]
Notional amount	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	24,477,000,000	€ 24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	€ 24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	€ 24,477,000,000	€ 24,477,000,000	€ 24,477,000,000	€ 24,477,000,000	€ 24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	€ 21,688,000,000	21,688,000,000	21,688,000,000	€ 21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	€ 21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	€ 21,688,000,000	€ 21,688,000,000	€ 21,688,000,000	€ 21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000	20,211,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,967,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	1,092,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000	943,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Up to one month | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	€ 2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	€ 2,229,000,000	€ 2,229,000,000	€ 2,229,000,000	€ 2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000	2,229,000,000
Average exchange rate	0.00909														0.23121							0.05270	8.69633	0	0.04427
Hedges of net investment in foreign operations | Exchange rate risk | Up to one month | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 206,000,000	206,000,000	206,000,000	206,000,000	€ 206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	€ 206,000,000	€ 206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	€ 206,000,000	€ 206,000,000	€ 206,000,000	€ 206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	206,000,000	143,000,000	143,000,000	143,000,000	143,000,000	€ 143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	€ 143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	143,000,000	181,000,000	181,000,000	181,000,000	€ 181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	€ 181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000	181,000,000
Average exchange rate					0											0.10141																						0									0.09920																				0								1.03751
Hedges of net investment in foreign operations | Exchange rate risk | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	€ 5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	€ 5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	€ 4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	€ 4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	777,000,000	777,000,000	777,000,000	€ 777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	€ 777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000
Hedges of net investment in foreign operations | Exchange rate risk | One to three months | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	€ 4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	€ 4,554,000,000	€ 4,554,000,000	€ 4,554,000,000	€ 4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000	4,554,000,000
Average exchange rate	0.00916														0.25456							0.05308	8.61546	0	0.04420
Hedges of net investment in foreign operations | Exchange rate risk | One to three months | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 501,000,000	501,000,000	501,000,000	501,000,000	€ 501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	€ 501,000,000	€ 501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	€ 501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	501,000,000	352,000,000	352,000,000	352,000,000	352,000,000	€ 352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	€ 352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	352,000,000	282,000,000	282,000,000	282,000,000	€ 282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	€ 282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000	282,000,000
Average exchange rate					0.07639											0.10962																						0.07968									0.09878																				0								1.03538
Hedges of net investment in foreign operations | Exchange rate risk | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	€ 12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	€ 12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	€ 14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	€ 14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	11,067,000,000	11,067,000,000	11,067,000,000	€ 11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	€ 11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Three months to one year | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	€ 11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	€ 11,570,000,000	€ 11,570,000,000	€ 11,570,000,000	€ 11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000	11,570,000,000
Average exchange rate	0.00907														0.26788							0.06332	8.64339	44.71305	0.04516
Hedges of net investment in foreign operations | Exchange rate risk | Three months to one year | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	€ 1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	€ 1,260,000,000	€ 1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	€ 1,260,000,000	€ 1,260,000,000	€ 1,260,000,000	€ 1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	1,260,000,000	597,000,000	597,000,000	597,000,000	597,000,000	€ 597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	€ 597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	597,000,000	480,000,000	480,000,000	480,000,000	€ 480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	€ 480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000	480,000,000
Average exchange rate					0											0.10861																						0									0.10186																				1.21796								1.02963
Hedges of net investment in foreign operations | Exchange rate risk | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	€ 1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	€ 1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	€ 3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	€ 9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Hedges of net investment in foreign operations | Exchange rate risk | One year to five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	€ 1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	€ 1,858,000,000	€ 1,858,000,000	€ 1,858,000,000	€ 1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000
Average exchange rate	0														0							0	9.32215	0	0
Hedges of net investment in foreign operations | Exchange rate risk | One year to five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate					0											0																						0									0																				0								0
Hedges of net investment in foreign operations | Exchange rate risk | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | More than five years | Banco Santander, S.A.
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0
Average exchange rate	0														0							0	0	0	0
Hedges of net investment in foreign operations | Exchange rate risk | More than five years | Santander Consumer Group
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	€ 0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Average exchange rate					0											0																						0									0																				0								0
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward
Disclosure of detailed information about hedged items [line items]
Notional amount	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	€ 22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	€ 22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	22,210,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	€ 24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	€ 24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	24,477,000,000	21,688,000,000	21,688,000,000	21,688,000,000	€ 21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	€ 21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000	21,688,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward | Up to one month
Disclosure of detailed information about hedged items [line items]
Notional amount	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,435,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	2,735,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000	555,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward | One to three months
Disclosure of detailed information about hedged items [line items]
Notional amount	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	5,086,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	4,191,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000	777,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward | Three months to one year
Disclosure of detailed information about hedged items [line items]
Notional amount	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	12,831,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	14,192,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000	11,067,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward | One year to five years
Disclosure of detailed information about hedged items [line items]
Notional amount	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	1,858,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	3,359,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000	9,289,000,000
Hedges of net investment in foreign operations | Exchange rate risk | Foreign exchange forward | More than five years
Disclosure of detailed information about hedged items [line items]
Notional amount	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0
Hedges of net investment in foreign operations | Exchange rate risk | Deposits taken
Disclosure of detailed information about hedged items [line items]
Notional amount	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0	€ 0